Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

September 28, 2016

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant) Columbia Short-Term Cash Fund (the Fund) Amendment No. 162 File No. 811-21852

Dear Mr. Cowan:

Registrant is filing Amendment No. 162 on Form N-1A on behalf of the above referenced Fund to reflect changes to the Fund’s prospectus and Statement of Additional Information that will be in effect on October 1, 2016 when the Fund begins pricing its shares with a floating net asset value (NAV) and will be subject to potential liquidity fees and redemption gates. In addition, the Registrant is filing this Amendment to incorporate changes made to the Fund’s prospectus and Statement of Additional Information in response to comments made by the SEC staff on Amendment No. 157.

Columbia Short-Term Cash Fund is available only to investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors.

If you have any questions, please contact either me at (617) 385-9536 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Secretary
Columbia Funds Series Trust II